ZWEIG SERIES TRUST
                         Supplement dated March 1, 1999
                       to the Prospectus dated May 1, 1998

The prospectus is changed as follows:

1. Name changes: "Zweig Series Trust" is changed to "Phoenix-Zweig Trust"

The name of each fund is changed as follows:

From                                        To

Zweig Strategy Fund                         Phoenix-Zweig Strategy Fund
Zweig Appreciation Fund                     Phoenix-Zweig Appreciation Fund
Zweig Growth & Income Fund                  Phoenix-Zweig Growth & Income Fund
Zweig Managed Assets                        Phoenix-Zweig Managed Assets
Zweig Foreign Equity Fund                   Phoenix-Zweig Foreign Equity Fund
Zweig Government Fund                       Phoenix-Zweig Government Fund
Zweig Government Cash Fund                  Phoenix-Zweig Government Cash Fund

2. On page 2 the Fee Table is revised to reflect changes to the information pertaining to Phoenix-Zweig Growth & Income Fund:


                                                                                          EXAMPLE: You would pay the
                                                        ANNUAL FUND                       following expenses on a $1,000
                                                    OPERATING EXPENSES                    investment assuming (a) 5%
                                               (As % of average net assets)               annual return and (b) redemption
                                                                                          at the end of each time period:

                                                                             Total Fund
FUND                                 Management    12b-1          Other      Operating    1 Year  3 Years   5 Years  10
                                        Fees        Fees(2)     Expenses      Expenses                               Years

CLASS A SHARES
Phoenix-Zweig Strategy Fund               0.75%      0.30%      0.19%        1.24%       $67      $ 92     $119     $ 197
Phoenix-Zweig Appreciation Fund           1.00       0.30       0.22         1.52          70      100      133       226
Phoenix-Zweig Growth & Income Fund        0.75       0.30       0.25         1.30          68       94      122       203
Phoenix-Zweig Managed Assets              1.00       0.30       0.29         1.59          70      102      137       234
Phoenix-Zweig Foreign Equity Fd         (4) -0-*     0.30       1.50*        1.80*         72      109      N/A       N/A
Phoenix-Zweig Government Fund             0.60       0.30       0.46         1.36          61       89      118       203
Phoenix-Zweig Gov't Cash Fund (1)          -0-*      0.30       0.35*        0.65*          7       21       36        81
CLASS B SHARES
Phoenix-Zweig Strategy Fund               0.75       1.00       0.19         1.94          70       91      125       200(3)
Phoenix-Zweig Appreciation Fund           1.00       1.00       0.22         2.22          73       99      139       230(3)
Phoenix-Zweig Growth & Income Fund        0.75       1.00       0.25         2.00          70       93      127       204(3)
Phoenix-Zweig Managed Assets              1.00       1.00       0.29         2.29          73      102      143       237(3)
Phoenix-Zweig Foreign Equity Fd         (4) -0-*     1.00       1.50*        2.50*         75      108      N/A       N/A
Phoenix-Zweig Government Fund             0.60       1.00       0.46         2.06          71       95      131       213(3)
Phoenix-Zweig Gov't Cash Fund (1)           -0-*     1.00       0.35*        1.35*         64       73       94       134(3)
CLASS C SHARES
Phoenix-Zweig Strategy Fund               0.75       1.00       0.19         1.94          32       61     105        226
Phoenix-Zweig Appreciation Fund           1.00       1.00       0.22         2.22          35       69     119        255
Phoenix-Zweig Growth & Income Fund        0.75       1.00       0.25         2.00          33       63      107       230
Phoenix-Zweig Managed Assets              1.00       1.00       0.29         2.29          36       72      123       263
Phoenix-Zweig Foreign Equity Fd         (4) -0-*     1.00       1.50*        2.50*         38       78      N/A       N/A
Phoenix-Zweig Government Fund             0.60       0.75       0.46         1.81          31       57       98       213
Phoenix-Zweig Gov't Cash Fund(1)         -0-*        0.30       0.35*        0.65*         19       21       36        81
CLASS I SHARES
Phoenix-Zweig Strategy Fund               0.75        --        0.19         0.94          10       30      52        115
Phoenix-Zweig Appreciation Fund           1.00        --        0.22         1.22          12       39      67        148
Phoenix-Zweig Growth & Income Fund        0.75        --        0.25         1.00          10       32      55        122
Phoenix-Zweig Managed Assets              1.00        --        0.29         1.29          13       41      71        156
Phoenix-Zweig Foreign Equity Fd         (4) -0-*      --        1.50*        1.50*         15       47     N/A        N/A
Phoenix-Zweig Government Fund             0.60        --        0.46         1.06          11       34      58        129
Phoenix-Zweig Gov't Cash Fund(1)          0.03*       --        0.32*        0.35*          4       11      20         44




                                                           EXAMPLE: You
                                       would pay the following expenses
                                       on a $1,000 investment assuming
                                       (a) 5% annual return and (b) no
                                       redemption:


FUND                                   1 Year   3 Years  5 Years  10
                                                                   Years

CLASS SHARES
Phoenix-Zweig Strategy Fund              $67       $92    $119   $197
Phoenix-Zweig Appreciation Fund           70       100     133    226
Phoenix-Zweig Growth & Income Fund        68        94     122    203
Phoenix-Zweig Managed Assets              70       102     137    234
Phoenix-Zweig Foreign Equity Fd           72       109     N/A    N/A
Phoenix-Zweig Government Fund             61        89     118    203
Phoenix-Zweig Gov't Cash Fund (1)          7        21      36     81
CLASS B SHARES
Phoenix-Zweig Strategy Fund               20        61     105     200  (3)
Phoenix-Zweig Appreciation Fund           23        69     119     230  (3)
Phoenix-Zweig Growth & Income Fund        20        63     107     204 (3)
Phoenix-Zweig Managed Assets              23        72     123     237  (3)
Phoenix-Zweig Foreign Equity Fd           25        78     N/A     N/A
Phoenix-Zweig Government Fund             21        65     111     213  (3)
Phoenix-Zweig Gov't Cash Fund (1)         14        43      74     134  (3)
CLASS C SHARES
Phoenix-Zweig Strategy Fund               20        61     105     226
Phoenix-Zweig Appreciation Fund           23        69     119     255
Phoenix-Zweig Growth & Income Fund        20        63     107     230
Phoenix-Zweig Managed Assets              23        72     123     263
Phoenix-Zweig Foreign Equity Fd           25        78     N/A     N/A
Phoenix-Zweig Government Fund             18        57      98     213
Phoenix-Zweig Gov't Cash Fund(1)           7        21      36      81
CLASS I SHARES
Phoenix-Zweig Strategy Fund               10        30      52     115
Phoenix-Zweig Appreciation Fund           12        39      67     148
Phoenix-Zweig Growth & Income Fund        10        32      55     122
Phoenix-Zweig Managed Assets              13        41      71     156
Phoenix-Zweig Foreign Equity Fd           15        47      N/A     N/A
Phoenix-Zweig Government Fund             11        34      58     129
Phoenix-Zweig Gov't Cash Fund(1)           4        11      20      44


3. On page 7, under the caption DR. MARTIN E. ZWEIG, insert the following sentence at the beginning of the third paragraph. "Dr. Zweig and his research associates will be responsible for the asset allocation decisions pursuant to a sub-advisory agreement between Zweig Consulting LLC and Zweig/Glaser Advisers, the manager of the funds."

4. On page 22, under the caption THE MANAGER AND MANAGEMENT FEE, after the first sentence, delete the remainder of the paragraph and insert "Zweig/Glaser Advisers is a wholly owned subsidiary of Zweig/Glaser Advisers LLC, a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("Phoenix"), a 60-percent owned subsidiary of Phoenix Home Life Mutual Insurance Company."

"Phoenix is a large, diversified financial services organization that provides a variety of investment products and services to investors throughout the United States and abroad, including management, administrative and distribution services to more than 40 mutual funds. Phoenix is headquartered in Hartford, Connecticut, and its common stock is listed on the New York Stock Exchange (Symbol: PXP). Zweig/Glaser Advisers operates out of its offices in New York City."

5. On page 22 under the caption THE DISTRIBUTOR replace the first sentence with the following language:

"Phoenix Equity Planning Corporation ("PEPCO") serves as the principal distributor of shares of the Phoenix-Zweig Trust."